Intangible Assets (Details Textual) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Intangible Assets (Textual)
Future purchase of new insurance software			$ 225,375
Intangible assets	$ 6,389	$ 538,985
Amortization expense	$ 213,378	$ 207,464